SEC File Nos. 002-10760

811-00032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 110

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 53

__________________

AMERICAN FUNDS FUNDAMENTAL INVESTORS

(Exact Name of Registrant as Specified in Charter)

One Market

Steuart Tower, Suite 2000
San Francisco, California 94105-1409

(Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:

(415) 421-9360

__________________

Michael W. Stockton, Secretary

American Funds Fundamental Investors

One Market

Steuart Tower, Suite 2000

San Francisco, California 94105-1409

(Name and Address of Agent for Service)

__________________

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111-5994

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately, pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 22nd day of September, 2014.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By: /s/ Michael W. Stockton

(Michael W. Stockton, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 22, 2014, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Paul F. Roye (Paul F. Roye)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal (Jeffrey P. Regal)	Treasurer

(3)	Trustees:
	Ronald P. Badie*	Trustee
	Joseph C. Berenato*	Chairman of the Board (Independent and Non-Executive)
	Louise H. Bryson*	Trustee
	Robert J. Denison*	Trustee
	Mary Anne Dolan*	Trustee
	John G. Freund*	Trustee
	Leonade D. Jones*	Trustee
	William H. Kling*	Trustee
	/s/ Dina N. Perry	President and Trustee
(Dina N. Perry)
	/s/ James F. Rothenberg	Vice Chairman of the Board
(James F. Rothenberg)
	Christopher E. Stone*	Trustee
/s/ Michael W. Stockton
(Michael W. Stockton, Attorney-in-Fact, Powers of Attorney enclosed)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

(Erik A. Vayntrub, Counsel)

POWER OF ATTORNEY

I, Ronald P. Badie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Flintridge, CA, this 9th day of July, 2013.

(City, State)

/s/ Ronald P. Badie

Ronald P. Badie, Board member

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Redondo Beach, CA, this 9th day of July, 2013.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Louise H. Bryson, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 9th day of July, 2013.

(City, State)

/s/ Louise H. Bryson

Louise H. Bryson, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tucson, AZ, this 10th day of July, 2013.

(City, State)

/s/ Robert J. Denison

Robert J. Denison, Board member

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of July, 2013.

(City, State)

/s/ Mary Anne Dolan

Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, John G. Freund, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palo Alto, CA, this 10th day of July, 2013.

(City, State)

/s/ John G. Freund

John G. Freund, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Minneapolis, MN, this 9th day of July, 2013.

(City, State)

/s/ William H. Kling

William H. Kling, Board member

POWER OF ATTORNEY

I, Christopher E. Stone, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 12th day of July, 2013.

(City, State)

/s/ Christopher E. Stone

Christopher E. Stone, Board member

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase